Equity - Narrative (Details) $ in Millions																		12 Months Ended
	Jan. 16, 2026	Oct. 17, 2025	Apr. 25, 2025 MXN ($)	Jan. 26, 2025 MXN ($)	Dec. 09, 2024	Oct. 17, 2024	Oct. 15, 2024	Jul. 18, 2024	Jul. 16, 2024	Apr. 18, 2024 MXN ($)	Apr. 16, 2024	Mar. 22, 2024 MXN ($)	Nov. 07, 2023 MXN ($)	Nov. 03, 2023	May 08, 2023	May 03, 2023	Apr. 11, 2023 shares	Dec. 31, 2025 MXN ($) series shares	Dec. 31, 2025 USD ($) series shares		Dec. 31, 2024 MXN ($) shares	Dec. 31, 2023 MXN ($)	Apr. 11, 2025 MXN ($)	Apr. 08, 2025 MXN ($)	Mar. 19, 2024 MXN ($)	Mar. 31, 2023 MXN ($)	Mar. 27, 2023 MXN ($)
Disclosure of classes of share capital [line items]
Capital stock issued (in shares)																		3,469,469,527			3,578,226,270
Total shares (in shares)																		17,347,347,635			17,891,131,350
Fixed capital stock amounts | $																		$ 300,000,000
Variable capital, maximum multiple of fixed capital																		10	10
Transferred to a legal reserve																		5.00%	5.00%
Common stock at nominal value																		20.00%	20.00%
Statutory reserve | $																		$ 571,000,000			$ 596,000,000
Capital stock																		20.00%	20.00%		20.00%
Total CUFIN balance amount | $																		$ 355,824,000,000
Dividend approved to be paid | $																		$ 14,634,000,000
Shares reacquired (in shares)																		37,236,012	37,236,012
Shares repurchased | $																		$ 11,869,000,000			$ 20,308,000,000
Shares repurchase																		$ 12,364,000,000	$ 687	[1]	20,311,000,000	$ 0
Coca-Cola FEMSA
Disclosure of classes of share capital [line items]
Dividend payable, premium, as percentage of non-premium dividend																		100.00%	100.00%
Ordinary shares
Disclosure of classes of share capital [line items]
Dividend approved to be paid | $			$ 32,684,000,000							$ 10,294,000,000		$ 14,697,000,000						$ 14,817,000,000			14,697,000,000	12,247,000,000	$ 14,817,000,000			$ 12,247,000,000
Percentage of dividend paid		25.00%	25.00%	25.00%		25.00%		25.00%		25.00%		25.00%	50.00%		50.00%
Maximum reserve for share purchase | $				$ 34,000									$ 17,000,000,000
Ordinary shares | Dividend Transaction
Disclosure of classes of share capital [line items]
Percentage of dividend paid	25.00%
Ordinary shares | Coca-Cola FEMSA
Disclosure of classes of share capital [line items]
Dividend approved to be paid | $																		$ 15,462,000,000			$ 12,773,000,000	$ 12,185,000,000		$ 15,462,000,000	$ 12,773,000,000		$ 12,185,000,000
Percentage of dividend paid					25.00%		25.00%		25.00%		25.00%			50.00%		50.00%
“BD” Units
Disclosure of classes of share capital [line items]
Capital stock issued (in shares)																		2,052,421,027			2,161,177,770
Total shares (in shares)																		10,262,105,135			10,805,888,850
Number of series (in shares) | series																		1	1
Shares reacquired (in shares)																		43,791,432	43,791,432
“BD” Units | Ordinary shares
Disclosure of classes of share capital [line items]
Capital stock issued (in shares)																		37,236,012
Total shares (in shares)																		186,000,000
“B” Units
Disclosure of classes of share capital [line items]
Capital stock issued (in shares)																		1,417,048,500			1,417,048,500
Total shares (in shares)																		7,085,242,500			7,085,242,500
Minimum percentage for voting																		51.00%	51.00%
Series L shares
Disclosure of classes of share capital [line items]
Maximum percentage for voting right																		25.00%	25.00%
“D”
Disclosure of classes of share capital [line items]
Maximum percentage for voting right																		49.00%	49.00%
Shares reacquired (in shares)																		435,026,972	435,026,972
Sub series D-L shares
Disclosure of classes of share capital [line items]
Maximum percentage for voting right																		25.00%	25.00%
Number of series (in shares) | series																		2	2
Non cumulative premium
Disclosure of classes of share capital [line items]
Dividend payable, premium, as percentage of non-premium dividend																		125.00%	125.00%
“B”
Disclosure of classes of share capital [line items]
Number of series (in shares) | series																		5	5
Shares reacquired (in shares)																	108,756,743
Sub series D B shares
Disclosure of classes of share capital [line items]
Number of series (in shares) | series																		2	2
Non-controlling interest
Disclosure of classes of share capital [line items]
Shares repurchased | $																					$ (3,000,000)
Non-controlling interest | Ordinary shares
Disclosure of classes of share capital [line items]
Dividend approved to be paid | $																								$ 8,160,000,000	$ 6,741,000,000		$ 6,431,000,000
Additional paid-in capital
Disclosure of classes of share capital [line items]
Shares repurchased | $																		$ 12,325,000,000			$ 20,225,000,000

[1]	Convenience translation to U.S. dollars ($) – See Note 2.2.4